Secured Note Common Stock Warrants - Additional Information (Detail) (USD $)		0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 22, 2010	Mar. 22, 2010 Capital Units [Member] Unit	Mar. 22, 2010 Capital Units [Member] Unit	Dec. 31, 2013 Warrant [Member]	Sep. 30, 2013 Warrant [Member]
Class of Warrant or Right [Line Items]
Number of units issued		310,000	310,000
Each secured note face value	$ 1,000
Common shares called by each warrant	1.9439
Common stock purchased	602,614
Exercise price of warrants	0.01
Expiry date	Mar. 15, 2017			Mar. 15, 2017	Mar. 15, 2017
Warrant exercisable date				Mar. 22, 2011	Mar. 22, 2011
Initial fair value of the secured note warrants				$ 20,800,000	$ 20,800,000
Estimated fair value share price				$ 34.50	$ 34.50